ORGANIZATION AND LINE OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 140,544,660
Change in derivative	139,038,754
Used cash in operations	647,298
Working capital deficiency	150,532,859
Stockholders deficit	$ 151,914,888